Shareholders' Equity	4 Months Ended
Jun. 30, 2026
Equity [Abstract]
Shareholders' Equity
NOTE 7 — SHAREHOLDERS’ EQUITY
Preference Shares
— The Company is authorized to issue 1,000,000 preference shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors.
As of June 30, 2026 (unaudited) and

March 31, 2026, there were
no
preference shares issued or outstanding.
Ordinary Shares
 — The Company is authorized to issue 200,000,000 ordinary shares with a par value of $0.0001 per share. Holders of ordinary shares are entitled to one vote for each share.
As of June 30, 2026 (unaudited) and March
 31
, 2026, there were
4,033,333
ordinary shares issued and outstanding, of which an aggregate of up to
500,000
ordinary shares are subject to forfeiture to the extent that the underwriter’s over-allotment option is not exercised in full or in part so that the number of Founder Shares will equal, in the aggregate,
33
% of the number of units sold in the Proposed Public Offering.
Warrants
—
No Warrants are currently outstanding. Each whole Warrant entitles the holder to purchase one ordinary share at a price of $11.50 per share, subject to adjustment as discussed herein. At any time commencing 30 days after the completion of the initial Business Combination, and will expire at 5:00 p.m., New York City time, five years after the completion of the initial Business Combination or earlier upon redemption or liquidation. However, no warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the ordinary shares issuable upon exercise of the warrants and a current prospectus relating to such ordinary shares. Although the Company is are registering its ordinary shares issuable upon exercise of the warrants on the registration statement of the Proposed Public Offering, the Company has agreed that as soon as practicable after the closing of the initial Business Combination, it will use its best efforts to file with the SEC a post-effective amendment to the registration statement covering the ordinary shares issuable upon exercise of the warrants. Notwithstanding the foregoing, if a registration statement covering the ordinary shares issuable upon exercise of the public warrants is not effective within a 60 day period following the consummation of the initial Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company shall have failed to maintain an effective registration statement, exercise warrants on a cashless basis pursuant to the exemption provided by Section 3(a)(9) of the Securities Act, provided that such exemption is available. If that exemption, or another exemption, is not available, holders will not be able to exercise their warrants on a cashless basis. In the event of such cashless exercise, each holder would pay the exercise price by surrendering the warrants for that number of ordinary shares equal to the quotient obtained by dividing (x) the product of the number of ordinary shares underlying the warrants, multiplied by the difference between the exercise price of the warrants and the “fair market value” (defined below) by (y) the fair market value. The “fair market value” for this purpose will mean the average reported last sale price of the ordinary shares for the 5 trading days ending on the trading day prior to the date of exercise.
The Private Warrants, as well as any warrants the Company may issue to the Sponsor, officers, directors, initial shareholders or their affiliates in payment of working capital loans made to the Company, will be identical to the Public Warrants underlying the Units being offered. The Sponsor and EBC have agreed not to transfer, assign or sell any of the Private Warrants or underlying shares (except to the same permitted transferees as the founder shares and provided the transferees agree to the same terms and restrictions as the permitted transferees of the founder shares must agree to, each as described herein) until the completion of the initial Business Combination
Redemption of Warrants
: The Company may redeem the outstanding Warrants in whole and not in part, at a price of $0.01 per Warrant:

•	at any time after the warrants become exercisable,

•	upon not less than of 30 days’ prior written notice of redemption to each warrant holder,

•
if, and only if, the closing price of the Class A ordinary shares equals or exceeds $18.00 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations), for any 20 trading days within a 30 trading day period commencing at any time after the warrants become exercisable and ending on the third
business days prior to the notice of redemption to warrant holders; and

•	if, and only if, there is a current registration statement in effect with respect to the ordinary shares underlying such warrants.
The redemption criteria for the warrants have been established at a price which is intended to provide warrant holders a reasonable premium to the initial exercise price and provide a sufficient differential between the then- prevailing share price and the warrant exercise price so that if the share price declines as a result of the redemption call, the redemption will not cause the share price to drop below the exercise price of the warrants.